AVAILABLE-FOR-SALE SECURITIES	3 Months Ended
Mar. 31, 2013
AVAILABLE-FOR-SALE SECURITIES
AVAILABLE-FOR-SALE SECURITIES

8.     AVAILABLE-FOR-SALE SECURITIES

  During the three months ended March 31, 2013 and the three months ended March 31, 2012, the Company did not dispose of any available-for-sale securities.

  Available-for-sale securities consist of equity securities whose cost basis is determined using the average cost method. Available-for-sale securities are carried at fair value and comprise the following:

	As at March 31, 2013	As at December 31, 2012
Available-for-sale securities in an unrealized gain position:
Cost (net of impairments)	$38,387	$4,352
Unrealized gains in accumulated other comprehensive loss	4,753	1,902

Estimated fair value	43,140	6,254

Available-for-sale securities in an unrealized loss position:
Cost (net of impairments)	13,654	48,047
Unrealized losses in accumulated other comprehensive loss	(1,485)	(9,582)

Estimated fair value	12,169	38,465

Total estimated fair value of available-for-sale securities	$55,309	$44,719

  The Company's investments in available-for-sale securities consist primarily of investments in common shares of entities in the mining industry. During the three months ended March 31, 2013, certain available-for-sale securities fell into an unrealized loss position. In each case, the Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the impairment. During the first quarter of 2013, the Company recorded an $11.0 million (first quarter of 2012 — nil) impairment loss on certain available-for-sale securities that were determined to be other-than-temporarily impaired.

  At March 31, 2013, the fair value of available-for-sale securities in an unrealized loss position was $12.2 million (December 31, 2012 — $38.5 million) with total unrealized losses in accumulated other comprehensive loss of $1.5 million (December 31, 2012 — $9.6 million). Based on an evaluation of the severity and duration of the impairment of these available-for-sale securities (less than three months) and on the Company's intent to hold the investments for a period of time sufficient for a recovery of fair value, the Company does not consider these available-for-sale securities to be other-than-temporarily impaired as at March 31, 2013.